Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

3.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of September 30, 2018 and December 31, 2017.

	September 30, 2018	December 31, 2017
	(Unaudited)
Furniture and fixtures	$56,890	$56,890
Office equipment	50,669	50,669

	107,559	107,559
Less: accumulated depreciation	(92,828)	(77,005)

	$14,731	$30,554

Depreciation expense amounted to $15,823 and $16,090 for nine months ended September 30, 2018 and 2017, respectively.

3.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2017 and 2016.

	December 31, 2017	December 31, 2016

Furniture and fixtures	$56,890	$56,890
Office equipment	50,670	50,670

	107,560	107,560
Less: accumulated depreciation	(77,006)	(55,494)

	$30,554	$52,066

Depreciation expense amounted to $21,512 and $21,301 for the year ended December 31, 2017 and 2016, respectively.